Cover	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Home Federal Bancorp, Inc. of Louisiana
Entity Central Index Key	0001500375